Revenue from Contracts with Customers (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Net Revenues
The following table summarizes the Company’s disaggregated net revenues information (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023 As Restated[1]	2024	2023 As Restated[1]
Revenues:
Weedmaps for Business and other SaaS solutions	$13,583	$10,877	$40,285	$33,847
Featured and deal listings	29,233	31,907	85,814	96,782
Subtotal	42,816	42,784	126,099	130,629
Other ad solutions	3,736	3,903	10,745	10,897
Total net revenues[2]	$46,552	$46,687	$136,844	$141,526

1
For the three and nine months ended September 30, 2023, net revenues have been retrospectively adjusted to reflect the restatement of previously reported 2023 revenue. See Note 2, “Summary of Significant Accounting Policies,” for further information.

2
Net revenues are net of discounts of $0.1 million and $0.8 million, respectively, for the three months ended September 30, 2024 and 2023 and $0.6 million and $3.0 million, respectively, for the nine months ended September 30, 2024 and 2023.

The following table summarizes the Company’s disaggregated net revenue information (in thousands):

	Years Ended December 31,
	2023	2022	2021
Net revenues:
Featured and deal listings	$126,546	$149,621	$138,480
Weedmaps for Business	46,730	50,662	42,611
Subtotal	173,276	200,283	181,091
Other ad solutions	14,717	15,248	12,055
Total net revenues[1]	$187,993	$215,531	$193,146

1
Net revenues are net of discounts of $4.2 million in 2023, $4.5 million in 2022 and $2.6 million in 2021, primary related to the Company’s Teal program. See “Revenue Recognition” of Note 2, “Summary of Significant Accounting Policies” to the consolidated financial statements for further discussion.